Appendix III: Debentures and Bonds - Maturity (Details) € in Millions, £ in Millions, S/ in Millions, R$ in Millions, $ in Millions, $ in Millions, $ in Millions	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 CLP ($)	Dec. 31, 2024 PEN (S/)	Dec. 31, 2024 BRL (R$)	Dec. 31, 2024 COP ($)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 30,979
Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,092
2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,134
2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,936
2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,107
2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,352
Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	17,358
Spain | Telefónica Europe, B.V. Fund raising in capital markets
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,703
Spain | Telefónica Europe, B.V. Fund raising in capital markets | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 1,203
Spain | Telefónica Europe, B.V. Fund raising in capital markets | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Less than 1 year | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Less than 1 year | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2026 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2026 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2027 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2027 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2028 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2028 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2029 | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | 2029 | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,703
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Subsequent years | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 1,203
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Subsequent years | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 500
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Fixed interest rate | T. EUROPE BV SEP_00 BOND GLOBAL D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%	8.25%
Spain | Telefónica Europe, B.V. Fund raising in capital markets | Fixed interest rate | TEBV FEB_03 EMTN FIXED TRANCHE B
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%	5.875%
Spain | Telefónica Emisiones, S.A.U.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 26,343
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			£ 892
Spain | Telefónica Emisiones, S.A.U. | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	603
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,202
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			1,000
Spain | Telefónica Emisiones, S.A.U. | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	482
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		750
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,924
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		192
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	481
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		100
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,924
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		481
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,203
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,203
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	850
Spain | Telefónica Emisiones, S.A.U. | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,019
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,127
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			892
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Less than 1 year | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,882
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	603
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,279
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2026 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2026 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	3,452
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,000
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,202
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2027 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2027 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,950
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2028 | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,250
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	200
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2028 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2028 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	2,282
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | 2029 | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			1,000
Spain | Telefónica Emisiones, S.A.U. | 2029 | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	482
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	800
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | 2029 | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	14,758
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | £			£ 0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		750
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,924
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		192
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	481
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	500
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		100
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		1,924
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		481
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 1,203
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,203
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	150
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	850
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	1,000
Spain | Telefónica Emisiones, S.A.U. | Subsequent years | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 750
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.528%	1.528%	1.528%	1.528%	1.528%	1.528%	1.528%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.495%	1.495%	1.495%	1.495%	1.495%	1.495%	1.495%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN 02 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%	5.375%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES APRIL 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%	1.46%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.447%	1.447%	1.447%	1.447%	1.447%	1.447%	1.447%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.103%	4.103%	4.103%	4.103%	4.103%	4.103%	4.103%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.201%	1.201%	1.201%	1.201%	1.201%	1.201%	1.201%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JANUARY 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES SEPTEMBER 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.715%	1.715%	1.715%	1.715%	1.715%	1.715%	1.715%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%	2.318%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.788%	1.788%	1.788%	1.788%	1.788%	1.788%	1.788%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | EMTN GBP 10/08/2029 400 GBP
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.445%	5.445%	5.445%	5.445%	5.445%	5.445%	5.445%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2014
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.932%	2.932%	2.932%	2.932%	2.932%	2.932%	2.932%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES FEBRUARY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	0.664%	0.664%	0.664%	0.664%	0.664%	0.664%	0.664%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MAY 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.592%	2.592%	2.592%	2.592%	2.592%	2.592%	2.592%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES OCTOBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%	1.93%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES MAY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.807%	1.807%	1.807%	1.807%	1.807%	1.807%	1.807%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JUNE 06 TRANCHE D
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.045%	7.045%	7.045%	7.045%	7.045%	7.045%	7.045%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%	4.90%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.665%	4.665%	4.665%	4.665%	4.665%	4.665%	4.665%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES JULY 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.957%	1.957%	1.957%	1.957%	1.957%	1.957%	1.957%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF EMISIONES JULY 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2022
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%	1.864%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES APRIL 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%	5.213%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2018
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.895%	4.895%	4.895%	4.895%	4.895%	4.895%	4.895%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES MARCH 2019
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.52%	5.52%	5.52%	5.52%	5.52%	5.52%	5.52%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES DECEMBER 2016
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%	4.00%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | TELEF. EMISIONES NOVEMBER 2023
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.183%	4.183%	4.183%	4.183%	4.183%	4.183%	4.183%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.698%	3.698%	3.698%	3.698%	3.698%	3.698%	3.698%
Spain | Telefónica Emisiones, S.A.U. | Fixed interest rate | Senior sustainable bond of Telefónica Emisiones 2024 (Appendix III)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.055%	4.055%	4.055%	4.055%	4.055%	4.055%	4.055%
Outside of Parent Country | Telefónica Móviles Chile, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 693
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 87
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				396
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 105
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		37
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	68
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Less than 1 year | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	87
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				87
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2026 | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2027 | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	105
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		105
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2028 | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	37
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029 | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029 | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029 | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029 | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | 2029 | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		37
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	396
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $				$ 396
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Subsequent years | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 0
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond O
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%	3.50%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Q
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%	3.60%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond 144 A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.537%	3.537%	3.537%	3.537%	3.537%	3.537%	3.537%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Serie T In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%	4.20%
Outside of Parent Country | Telefónica Móviles Chile, S.A. | Fixed interest rate | Bond Serie X In UFC
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%	3.95%
Outside of Parent Country | Telefónica del Perú, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					S/ 582
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					28
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					22
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					21
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					9
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					27
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					20
Outside of Parent Country | Telefónica del Perú, S.A. | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					435
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					172
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					27
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Less than 1 year | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					145
Outside of Parent Country | Telefónica del Perú, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					165
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					20
Outside of Parent Country | Telefónica del Perú, S.A. | 2026 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					145
Outside of Parent Country | Telefónica del Perú, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					173
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					28
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2027 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					145
Outside of Parent Country | Telefónica del Perú, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					52
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					22
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					21
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					9
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2028 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | 2029 | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					20
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					20
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					0
Outside of Parent Country | Telefónica del Perú, S.A. | Subsequent years | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | S/					S/ 0
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 6th Program (16th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%	5.50%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Private Program (1st Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.281%	7.281%	7.281%	7.281%	7.281%	7.281%	7.281%
Outside of Parent Country | Telefónica del Perú, S.A. | Fixed interest rate | Bond T. Peru 1st Program International Issue (1sr Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%	7.375%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%	3.625%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie B)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%	2.875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (37th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%	3.125%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 4th Program (19th Serie C)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%	3.1875%
Outside of Parent Country | Telefónica del Perú, S.A. | Floating interest rate | Bond T. Peru 6th Program (17th Serie A)
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%	3.0938%
Outside of Parent Country | Telefônica Brasil, S.A.
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						R$ 544
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						233
Outside of Parent Country | Telefônica Brasil, S.A. | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						311
Outside of Parent Country | Telefônica Brasil, S.A. | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						233
Outside of Parent Country | Telefônica Brasil, S.A. | Less than 1 year | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						233
Outside of Parent Country | Telefônica Brasil, S.A. | Less than 1 year | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2026 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						311
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2027 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						311
Outside of Parent Country | Telefônica Brasil, S.A. | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2028 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2028 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2029 | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | 2029 | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						0
Outside of Parent Country | Telefônica Brasil, S.A. | Subsequent years | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | R$						R$ 0
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 1
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%	1.12%
Outside of Parent Country | Telefônica Brasil, S.A. | Floating interest rate | Debentures 2
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%	1.35%
Outside of Parent Country | Colombia Telecomunicaciones
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 514
Outside of Parent Country | Colombia Telecomunicaciones | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 481
Outside of Parent Country | Colombia Telecomunicaciones | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							$ 33
Outside of Parent Country | Colombia Telecomunicaciones | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones | Less than 1 year | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Colombia Telecomunicaciones | Less than 1 year | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							0
Outside of Parent Country | Colombia Telecomunicaciones | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones | 2026 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Colombia Telecomunicaciones | 2026 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							0
Outside of Parent Country | Colombia Telecomunicaciones | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones | 2027 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Colombia Telecomunicaciones | 2027 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							0
Outside of Parent Country | Colombia Telecomunicaciones | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | Colombia Telecomunicaciones | 2028 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Colombia Telecomunicaciones | 2028 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							0
Outside of Parent Country | Colombia Telecomunicaciones | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	33
Outside of Parent Country | Colombia Telecomunicaciones | 2029 | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		0
Outside of Parent Country | Colombia Telecomunicaciones | 2029 | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							33
Outside of Parent Country | Colombia Telecomunicaciones | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 481
Outside of Parent Country | Colombia Telecomunicaciones | Subsequent years | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $		$ 481
Outside of Parent Country | Colombia Telecomunicaciones | Subsequent years | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds | $							$ 0
Outside of Parent Country | Colombia Telecomunicaciones | Fixed interest rate | BOND R144-A
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%	4.95%
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Less than 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Less than 1 year | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	600
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2026
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2026 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2027
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2027 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2028
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2028 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2029
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | 2029 | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Subsequent years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Subsequent years | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Debentures and bonds	€ 0
Outside of Parent Country | O2 Telefónica Deutschland Finanzierungs GmbH Integrated cash management, consulting and financial support for Group companies | Fixed interest rate | Bond
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%	1.75%
Outside of Parent Country | Colombia Telecomunicaciones, S.A., ESP | Floating interest rate | Bond C10
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Interest rate (as a percent)	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%	3.39%